Annual Operating Expenses - FidelityPuritanFund-RetailPRO - FidelityPuritanFund-RetailPRO - Fidelity Puritan Fund - Fidelity Puritan Fund	Oct. 30, 2023
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.51%